Retirement Benefits	12 Months Ended
Mar. 31, 2024
Text Block1 [Abstract]
Retirement Benefits
24	RETIREMENT BENEFITS
Defined Benefit Plans
SMBC and some of the Company’s other subsidiaries have various defined benefit plans such as defined benefit pension plans and lump-sum
severance indemnity plans, which define the amount of benefits that an employee will receive on or after retirement, usually based on one or more factors, such as age, years of service, compensation, classes and earned points based on service.
SMBC’s defined benefit plans account for the vast majority of the defined benefit obligations and plan assets in the Group. SMBC has a corporate defined benefit pension plan and a lump-sum
severance indemnity plan.
Defined benefit pension plans
SMBC’s corporate defined benefit pension plan is a funded defined benefit pension plan, which is regulated by the Corporate Defined Benefit Pension Plan Law, one of the Japanese pension laws. Benefits are paid in exchange for services rendered by employees who worked for more than a specified period considering their years of service and the degree of their contribution to SMBC.
SMBC’s pension fund is a special entity established in accordance with the pension laws, and SMBC has an obligation to make contributions to it. It has a board of directors which consists of an equal number of members elected from both the management and employees of SMBC. These board members have a fiduciary duty to administer and manage the pension fund.

The objective of SMBC’s pension fund is to earn a return over the long term which is sufficient to pay future benefits to participants of the corporate defined benefit pension plan, including pension benefit plans, lump-sum
indemnity plans for bereaved families, and other lump sum indemnity plans. To achieve this, SMBC’s pension fund annually sets investment guidelines including asset allocation composed of equities, bonds and other appropriate financial assets according to the funding status. Investment decisions for its assets are made in accordance with these guidelines.
The Corporate Defined Benefit Pension Plan Law requires a pension fund to review the assumptions and remeasure the required contribution at least every fifth fiscal year, in order to ensure that it maintains sufficient assets for future benefit payments. On the other hand, the present value of the defined benefit obligation is calculated annually based on actuarial valuations that are dependent upon a number of assumptions, including discount rates, mortality rates and future salary (benefit) increases, in accordance with IAS 19 “Employee Benefits.” Other types of defined benefit pension plans operated by the Group are generally established and operated in the same manner as described above.
Lump-sum
severance indemnity plans
SMBC and some of the Company’s other subsidiaries have
lump-sum
severance indemnity plans under which their employees are provided with lump-sum
cash payments upon leaving the company. While funding of these plans is not required under Japanese pension laws, some of these plans are funded with assets held by retirement benefit trusts.
SMBC and a number of the Company’s other subsidiaries in Japan established retirement benefit trusts and contributed some of their marketable securities to these trusts in order to isolate these assets for retirement benefits by entering into contracts with trust banks. Retirement benefit trusts are voluntary funds that are used either to contribute assets to the pension funds or to directly settle retirement benefits. Among the Group, retirement benefit trusts are set up for the defined benefit pension plans, as well as for the lump-sum
severance indemnity plans.
The assets belonging to the retirement benefit trusts are available to be used only to pay or fund retirement benefits, and practically held by an entity that is legally separated from the Group. Therefore, they are not available to the Group’s creditors even in bankruptcy and cannot be returned to the Group, unless either the remaining assets are sufficient to meet all the related obligations or the entities (funds) reimburse to the Group the retirement benefits which are already paid by the Group. Therefore, these assets are accounted for as plan assets.
The following tables provide detailed information for the defined benefit plans.
The amounts of the retirement benefit liabilities and the retirement benefit assets recognized in the consolidated statements of financial position at March 31, 2024 and 2023 were determined as follows:

	At March 31,
	2024	2023
	(In millions)
Present value of unfunded obligations	¥(32,007)	¥(32,531)
Present value of funded obligations	(954,803)	(995,908)
Fair value of plan assets	1,820,599	1,663,637

Net retirement benefit assets (liabilities) before the asset ceiling	¥833,789	¥635,198

Effect of the asset ceiling	330,739	110,075

Net retirement benefit assets (liabilities)	¥503,050	¥525,123

Of which retirement benefit liabilities included in “Other liabilities”	¥(39,429)	¥(37,021)
Of which retirement benefit assets included in “Other assets”	¥542,479	¥562,144

The movements in the defined benefit obligations for the fiscal years ended March 31, 2024 and 2023 were as follows:

	For the fiscal year ended March 31,
	2024	2023
	(In millions)
At beginning of period	¥1,028,439	¥1,116,130
Current service cost	26,431	30,761
Interest cost	12,670	8,782
Actuarial losses (gains)—demographic assumptions	8,411	(465)
Actuarial losses (gains)—financial assumptions	(38,198)	(61,402)
Actuarial losses (gains)—experience	1,979	517
Benefits paid	(43,800)	(43,135)
Lump-sum payments	(17,048)	(16,004)
Past service cost	(20)	(4,077)
Others	7,946	(2,668)

At end of period	¥986,810	¥1,028,439

The movements in the fair value of plan assets for the fiscal years ended March 31, 2024 and 2023 were as follows:

	For the fiscal year ended March 31,
	2024	2023

	(In millions)
At beginning of period	¥1,663,637	¥1,642,554
Interest income	20,160	12,760
Return on plan assets excluding interest income	233,465	38,081
Contributions by employer	12,739	12,775
Benefits paid	(43,800)	(43,135)
Others	(65,602)	602

At end of period	¥1,820,599	¥1,663,637

The movements in the effect of the asset ceiling for the fiscal years ended March 31, 2024 and 2023 were as follows:

	For the fiscal year ended March 31,
	2024	2023

	(In millions)
At beginning of period	¥110,075	¥17,928
Interest cost	1,277	133
Change in the asset ceiling	219,387	92,014

At end of period	¥330,739	¥110,075

The amounts recognized in “General and administrative expenses” in the consolidated income statements for the fiscal years ended March 31, 2024, 2023 and 2022 were as follows:

	For the fiscal year ended March 31,
	2024	2023	2022

	(In millions)
Current service cost	¥26,431	¥30,761	¥30,658
Net interest cost	(6,213)	(3,845)	(2,843)
Past service cost	(20)	(4,077)	7,175

Total	¥20,198	¥22,839	¥34,990

The plan assets at March 31, 2024 and 2023 were composed as follows:

	At March 31,
	2024			2023
	Quoted in active markets	Other	Total	Quoted in active markets	Other	Total

	(In millions)
Plan assets retained in the pension funds:
Equity instruments	¥185,613	¥168,885	¥354,498	¥195,852	¥131,315	¥327,167
Debt instruments	8,306	219,060	227,366	16,857	214,122	230,979
General account of life insurance companies	148	41,768	41,916	—	41,595	41,595
Other investments and short-term assets	16,756	577,056	593,812	42,810	417,427	460,237
Plan assets retained in the retirement benefit trusts:
Equity instruments	579,890	3,065	582,955	511,553	2,253	513,806
Other short-term assets	10,595	9,457	20,052	80,668	9,185	89,853

Total	¥801,308	¥1,019,291	¥1,820,599	¥847,740	¥815,897	¥1,663,637

The assets in the pension funds included common stocks issued by the Group at March 31, 2024 and 2023. The amounts of these stocks were not significant.
The assets in retirement benefit trusts were primarily composed of Japanese equity instruments. Most of the plan assets held by the Group are invested in Japanese equity and debt instruments. Accordingly, the Group may be exposed to market risk arising from the domestic markets.
The Group retained the voting rights of some of these equity instruments with fair values of ¥572,801 million and ¥504,452 million (31.5% and 30.3% of the total fair values of plan assets) at March 31, 2024 and 2023, respectively.
The principal actuarial assumptions used at March 31, 2024, 2023 and 2022 were as follows:

	At March 31,
	2024	2023	2022
Discount rates	1.5%	1.2%	0.8%
Discount rates are weighted on the basis of the defined benefit obligations.

The assumptions for future mortality are based on the official mortality table generally used for actuarial assumptions in Japan. The current average remaining life expectancy of an individual retiring at age 60 was 24 years for males and 29 years for females under the mortality table used at March 31, 2024, 2023 and 2022.

The sensitivity analyses of the effect of changes in key assumptions on the defined benefit obligations at March 31, 2024 and 2023 were as follows:

	At March 31,
	2024	2023
	Increase/(decrease)	Increase/(decrease)

	(In millions)
Discount rates:
Increase by 5 0 bps	¥(50,300)	¥(54,832)
Decrease by 5 0 bps	56,389	61,585
Average life expectancy at age 60:
Increase of one year	¥28,296	¥30,466
Each increase and decrease in the table above assumes that only one assumption is changed, with all other assumptions remaining unchanged. In practice, however, changes in multiple assumptions may occur in a mutually interrelated manner.
The weighted average durations of defined benefit plans for the fiscal years ended March 31, 2024, 2023 and 2022 were as follows:

	At March 31,
	2024	2023	2022

	(Years)
Lump-sum severance indemnity plans	12.0	11.3	12.7
Defined benefit pension plans	16.4	15.6	18.4
Funding Policy for Plan Assets
The pension funds review the funding status of plan assets every year. If any funding deficit is identified, a measure to cover such deficit will be implemented, for example, by increasing the amount of contributions by the employer.
Expected contribution
Expected contributions to the defined benefit plans for the fiscal year ending March 31, 2025 are ¥12,914 million.
Defined Contribution Plans
SMBC and some of the Company’s other subsidiaries provide defined contribution plans. The amounts recognized as expenses for the defined contribution plans were ¥14,579 million, ¥13,166 million and ¥11,997 million for the fiscal years ended March 31, 2024, 2023 and 2022, respectively, which were included in “General and administrative expenses” in the consolidated income statements.
Employees’ Pension Insurance Plan
In Japan, the Government of Japan operates the Employees’ Pension Insurance Plan which covers most of the private entities’ employees. The amounts of contributions charged to expense for the Employees’ Pension

Insurance Plan were ¥40,974 million, ¥40,330 million and ¥39,263 million for the fiscal years ended March 31, 2024, 2023 and 2022, respectively, which were included in “General and administrative expenses” in the consolidated income statements.